Cover	Aug. 05, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name	Shopify Inc.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-37400
Entity Tax Identification Number	98-0486686
Entity Address, Address Line One	8488 Rozita Lee Ave, Bldg 3 Suite 100
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	613
Local Phone Number	241-2828 x 1045
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Subordinate Voting Shares
Trading Symbol	SHOP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001594805